Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Impairment loss	¥ 4,882	$ 708	¥ 51,971	¥ 336
Bike-sharing maintenance
Goodwill
Impairment loss	¥ 4,882